Average Annual Total Returns	12 Months Ended
Aug. 31, 2012
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.71%
Five Years	1.71%
Since Inception	3.81%
Inception Date	Jan. 26, 2004
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.69%
Five Years	1.68%
Since Inception	3.15%
Inception Date	Jul. 14, 2005
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.64%
Five Years	7.36%
Since Inception	8.26%
Inception Date	Jan. 26, 2004
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.65%
Five Years	7.34%
Since Inception	8.31%
Inception Date	Jan. 30, 2004
Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.80%
Five Years	4.94%
Since Inception	11.79%
Inception Date	Sep. 23, 2004
Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.79%
Five Years	4.91%
Since Inception	10.98%
Inception Date	Oct. 07, 2004
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	55.81%
Since Inception	13.95%
Inception Date	Dec. 06, 2007
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	55.40%
Since Inception	13.30%
Inception Date	Nov. 28, 2007
Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.35%)
Five Years	(13.86%)
Since Inception	(5.25%)
Inception Date	Jan. 26, 2004
Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.39%)
Five Years	(13.88%)
Since Inception	(5.09%)
Inception Date	Feb. 04, 2004
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.78%)
Five Years	(2.90%)
Ten Years	0.84%
Inception Date	May 31, 2000
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.52%)
Five Years	(2.75%)
Since Inception	3.50%
Inception Date	Jan. 14, 2003
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.57%
Five Years	3.31%
Since Inception	3.89%
Inception Date	Jan. 26, 2004
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.57%
Five Years	3.29%
Since Inception	3.86%
Inception Date	Feb. 05, 2004
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.20%)
Five Years	0.71%
Since Inception	4.96%
Inception Date	Sep. 23, 2004
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.21%)
Five Years	0.68%
Since Inception	0.51%
Inception Date	May 08, 2006
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	3.80%
Since Inception	3.01%
Inception Date	Jan. 26, 2004
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.53%
Five Years	3.78%
Since Inception	4.49%
Inception Date	Mar. 25, 2004
Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.68%)
Five Years	(2.02%)
Ten Years	5.57%
Inception Date	Sep. 30, 1981
Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.58%)
Five Years	(1.85%)
Ten Years	5.75%
Inception Date	Aug. 13, 2001
Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.45%)
Five Years	2.90%
Since Inception	7.14%
Inception Date	Jan. 26, 2004
Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.47%)
Five Years	2.87%
Since Inception	6.65%
Inception Date	Feb. 11, 2004
Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.07%
Since Inception	2.31%
Inception Date	Apr. 03, 2008
Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.05%
Since Inception	0.83%
Inception Date	Dec. 17, 2007
Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.34%
Since Inception	0.30%
Inception Date	Feb. 22, 2008
Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.32%
Since Inception	(1.31%)
Inception Date	Dec. 17, 2007
Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.49%
Since Inception	(1.49%)
Inception Date	Mar. 05, 2008
Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.47%
Since Inception	(3.46%)
Inception Date	Dec. 17, 2007
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.25%)
Five Years	(0.44%)
Since Inception	5.96%
Inception Date	Sep. 23, 2004
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.23%)
Five Years	(0.46%)
Since Inception	5.31%
Inception Date	Mar. 11, 2005
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.68%)
Five Years	0.48%
Ten Years	0.04%
Inception Date	Jan. 06, 1959
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.53%)
Five Years	0.66%
Ten Years	0.23%
Inception Date	Aug. 13, 2001
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.91%
Five Years	3.62%
Since Inception	9.23%
Inception Date	Jan. 26, 2004
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.92%
Five Years	3.60%
Since Inception	9.48%
Inception Date	Apr. 28, 2004
Return After Taxes on Distributions | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.49%
Five Years	1.50%
Since Inception	3.64%
Return After Taxes on Distributions | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.48%
Five Years	1.49%
Since Inception	2.97%
Return After Taxes on Distributions | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.25%
Five Years	7.00%
Since Inception	7.93%
Return After Taxes on Distributions | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.26%
Five Years	6.98%
Since Inception	7.98%
Return After Taxes on Distributions | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.55%
Five Years	4.72%
Since Inception	11.58%
Return After Taxes on Distributions | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.54%
Five Years	4.70%
Since Inception	10.77%
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	53.00%
Since Inception	11.03%
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	52.64%
Since Inception	10.43%
Return After Taxes on Distributions | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.70%)
Five Years	(14.24%)
Since Inception	(5.64%)
Return After Taxes on Distributions | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.75%)
Five Years	(14.26%)
Since Inception	(5.48%)
Return After Taxes on Distributions | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.96%)
Five Years	(3.10%)
Ten Years	0.62%
Return After Taxes on Distributions | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.72%)
Five Years	(2.98%)
Since Inception	3.27%
Return After Taxes on Distributions | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.29%
Five Years	3.03%
Since Inception	3.67%
Return After Taxes on Distributions | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.28%
Five Years	3.01%
Since Inception	3.65%
Return After Taxes on Distributions | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.48%)
Five Years	0.45%
Since Inception	4.72%
Return After Taxes on Distributions | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.50%)
Five Years	0.43%
Since Inception	0.26%
Return After Taxes on Distributions | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.40%
Five Years	3.70%
Since Inception	2.91%
Return After Taxes on Distributions | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.41%
Five Years	3.68%
Since Inception	4.39%
Return After Taxes on Distributions | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.93%)
Five Years	(2.89%)
Ten Years	4.73%
Return After Taxes on Distributions | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.74%)
Five Years	2.57%
Since Inception	6.82%
Return After Taxes on Distributions | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.76%)
Five Years	2.55%
Since Inception	6.34%
Return After Taxes on Distributions | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.85%
Since Inception	2.08%
Return After Taxes on Distributions | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.83%
Since Inception	0.63%
Return After Taxes on Distributions | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.02%
Since Inception	(0.03%)
Return After Taxes on Distributions | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.00%
Since Inception	(1.61%)
Return After Taxes on Distributions | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.06%
Since Inception	(1.93%)
Return After Taxes on Distributions | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.05%
Since Inception	(3.87%)
Return After Taxes on Distributions | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.71%)
Five Years	(0.87%)
Since Inception	5.54%
Return After Taxes on Distributions | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.69%)
Five Years	(0.88%)
Since Inception	4.89%
Return After Taxes on Distributions | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.74%)
Five Years	0.38%
Ten Years	(0.04%)
Return After Taxes on Distributions | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.25%
Five Years	3.07%
Since Inception	8.69%
Return After Taxes on Distributions | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.26%
Five Years	3.05%
Since Inception	8.92%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.69%
Five Years	1.41%
Since Inception	3.26%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.68%
Five Years	1.39%
Since Inception	2.67%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.38%
Five Years	6.32%
Since Inception	7.20%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.39%
Five Years	6.30%
Since Inception	7.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.14%
Five Years	4.23%
Since Inception	10.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.14%
Five Years	4.20%
Since Inception	9.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	36.30%
Since Inception	10.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	36.07%
Since Inception	9.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.08%)
Five Years	(11.18%)
Since Inception	(4.29%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.11%)
Five Years	(11.20%)
Since Inception	(4.16%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.27%)
Five Years	(2.46%)
Ten Years	0.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.08%)
Five Years	(2.34%)
Since Inception	3.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.24%
Five Years	2.80%
Since Inception	3.34%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.24%
Five Years	2.79%
Since Inception	3.32%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.05%)
Five Years	0.57%
Since Inception	4.28%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.06%)
Five Years	0.56%
Since Inception	0.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.50%
Five Years	3.25%
Since Inception	2.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.50%
Five Years	3.23%
Since Inception	3.88%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.53%)
Five Years	(1.81%)
Ten Years	4.71%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.76%)
Five Years	2.45%
Since Inception	6.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.77%)
Five Years	2.43%
Since Inception	5.77%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.27%
Since Inception	1.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.25%
Since Inception	0.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.94%
Since Inception	0.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.92%
Since Inception	(1.14%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.51%
Since Inception	(1.31%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.50%
Since Inception	(2.96%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.85%)
Five Years	(0.41%)
Since Inception	5.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.84%)
Five Years	(0.43%)
Since Inception	4.57%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.36%)
Five Years	0.40%
Ten Years	0.02%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.06%
Five Years	3.01%
Since Inception	8.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.06%
Five Years	2.99%
Since Inception	8.25%
Based on Market Value | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.70%
Five Years	1.69%
Since Inception	3.81%
Based on Market Value | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.62%
Five Years	7.38%
Since Inception	8.27%
Based on Market Value | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.75%
Five Years	4.95%
Since Inception	11.80%
Based on Market Value | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	56.17%
Since Inception	13.99%
Based on Market Value | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.35%)
Five Years	(13.89%)
Since Inception	(5.25%)
Based on Market Value | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.55%
Five Years	3.31%
Since Inception	3.89%
Based on Market Value | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.28%)
Five Years	0.70%
Since Inception	4.96%
Based on Market Value | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.53%
Five Years	3.79%
Since Inception	3.01%
Based on Market Value | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.57%)
Five Years	2.88%
Since Inception	7.13%
Based on Market Value | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Since Inception	0.84%
Based on Market Value | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.33%
Since Inception	(1.30%)
Based on Market Value | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.45%
Since Inception	(3.46%)
Based on Market Value | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.36%)
Five Years	(0.47%)
Since Inception	5.95%
Based on Market Value | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	18.86%
Five Years	3.61%
Since Inception	9.24%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.64%
Five Years	2.50%
Ten Years	2.60%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.64%
Five Years	2.50%
Ten Years	2.60%
MSCI US Large Cap 300 Index | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.43%
Since Inception	0.34%
MSCI US Large Cap 300 Index | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.43%
Since Inception	(1.23%)
MSCI US Large Cap Value Index | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.58%
Since Inception	(1.51%)
MSCI US Large Cap Value Index | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.58%
Since Inception	(3.45%)
MSCI US Large Cap Growth Index | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.15%
Since Inception	2.36%
MSCI US Large Cap Growth Index | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.15%
Since Inception	0.92%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.49%
Five Years	4.87%
Since Inception	11.62%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.49%
Five Years	4.87%
Since Inception	10.79%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	1.82%
Since Inception	3.96%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	1.82%
Since Inception	3.31%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	14.03%
Five Years	7.52%
Since Inception	8.25%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	14.03%
Five Years	7.52%
Since Inception	8.32%
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	(13.87%)
Since Inception	(5.19%)
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	(13.87%)
Since Inception	(5.00%)
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	3.49%
Since Inception	4.09%
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	3.49%
Since Inception	4.10%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	0.84%
Since Inception	4.90%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	0.84%
Since Inception	0.68%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.69%
Five Years	3.95%
Since Inception	3.18%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.69%
Five Years	3.95%
Since Inception	4.68%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	2.96%
Since Inception	7.27%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	2.96%
Since Inception	6.80%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.48%
Five Years	0.44%
Since Inception	5.64%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.48%
Five Years	0.44%
Since Inception	5.48%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	3.83%
Since Inception	9.46%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	3.83%
Since Inception	9.72%
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.53%)
Five Years	(2.72%)
Ten Years	1.05%
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.53%)
Five Years	(2.72%)
Since Inception	3.55%
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.53%)
Five Years	(2.72%)
Ten Years	none
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.53%)
Five Years	(2.72%)
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.71%)
Five Years	(2.92%)
Ten Years	6.31%
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.71%)
Five Years	(2.92%)
Ten Years	6.31%
Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	56.24%
Since Inception	14.55%
Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	56.24%
Since Inception	13.83%
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	none
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.82%
Five Years	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.82%
Five Years	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.99%
Five Years	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.99%
Five Years	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.66%
Five Years	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.66%
Five Years	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.09%)
Five Years	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.09%)
Five Years	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	none
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	1.82%
Since Inception	3.96%
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.83%
Five Years	1.82%
Since Inception	3.31%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.82%
Five Years	7.49%
Since Inception	8.23%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.82%
Five Years	7.49%
Since Inception	8.30%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.99%
Five Years	4.80%
Since Inception	11.58%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.99%
Five Years	4.80%
Since Inception	10.74%
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	(13.87%)
Since Inception	(5.19%)
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.24%)
Five Years	(13.87%)
Since Inception	(5.00%)
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	3.49%
Since Inception	4.09%
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.72%
Five Years	3.49%
Since Inception	4.10%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	0.84%
Since Inception	4.90%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.02%)
Five Years	0.84%
Since Inception	0.68%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.66%
Five Years	3.98%
Since Inception	3.20%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.66%
Five Years	3.98%
Since Inception	4.70%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	2.96%
Since Inception	7.27%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.30%)
Five Years	2.96%
Since Inception	6.80%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.09%)
Five Years	(0.87%)
Since Inception	4.70%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.09%)
Five Years	(0.87%)
Since Inception	4.47%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	3.83%
Since Inception	9.46%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.12%
Five Years	3.83%
Since Inception	9.72%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.71%)
Five Years	(5.00%)
Ten Years	4.51%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.71%)
Five Years	(5.00%)
Ten Years	4.51%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.24%
Ten Years	3.86%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.24%
Since Inception	6.45%